Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2018
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

NOTE I. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following table details the company’s intangible asset balances by major asset class.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2018:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,568	$(629)	$939
Client relationships	2,068	(1,123)	945
Completed technology	2,156	(1,296)	860
Patents/trademarks	641	(330)	311
Other*	56	(23)	32

Total	$6,489	$(3,402)	$3,087

*Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2017:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,600	$(790)	$810
Client relationships	2,358	(1,080)	1,278
Completed technology	2,586	(1,376)	1,210
Patents/trademarks	668	(256)	413
Other*	47	(16)	31

Total	$7,260	$(3,518)	$3,742

* Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets decreased $655 million during the year ended December 31, 2018, primarily due to intangible asset amortization, partially offset by additions resulting from capitalized software. There was no impairment of intangible assets recorded in 2018 and 2017. The aggregate intangible amortization expense was $1,353 million and $1,520 million for the years ended December 31, 2018 and 2017, respectively. In addition, in 2018 and 2017, respectively, the company retired $1,469 million and $1,753 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2018:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2019	$461	$676	$1,137
2020	320	565	886
2021	157	450	608
2022	—	382	382
2023	—	64	64

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2018 and 2017, are as follows:

($ in millions)

					Foreign
					Currency
	Balance				Translation	Balance
	January 1,	Goodwill	Purchase Price		and Other	December 31,
Segment	2018	Additions	Adjustments	Divestitures	Adjustments*	2018
Cognitive Solutions	$19,665	$10	$0	$(1)	$(290)	$19,384
Global Business Services	4,813	24	(3)	—	(92)	4,742
Technology Services & Cloud Platforms	10,447	—	0	—	(156)	10,292
Systems	1,862	—	0	—	(15)	1,847

Total	$36,788	$34	$(3)	$(1)	$(553)	$36,265

* Primarily driven by foreign currency translation.

($ in millions)

					Foreign
					Currency
	Balance				Translation	Balance
	January 1,	Goodwill	Purchase Price		and Other	December 31,
Segment	2017	Additions	Adjustments	Divestitures	Adjustments*	2017
Cognitive Solutions	$19,484	$3	$(38)	$(20)	$235	$19,665
Global Business Services	4,607	—	2	—	204	4,813
Technology Services & Cloud Platforms	10,258	13	(2)	—	179	10,447
Systems	1,850	—	0	—	13	1,862

Total	$36,199	$16	$(38)	$(20)	$631	$36,788

* Primarily driven by foreign currency translation.

There were no goodwill impairment losses recorded during 2018 or 2017 and the company has no accumulated impairment losses.

Purchase price adjustments recorded in 2018 and 2017 were related to acquisitions that were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments recorded during 2018 were not material. Net purchase price adjustments of $38 million were recorded during 2017, with the primary drivers being deferred tax assets, other taxes payable and other current liabilities associated with the Truven Health Analytics, Inc. and The Weather Company acquisitions.